LEGG MASON PARTNERS MONEY MARKET TRUST

Supplement Dated November 19, 2007

to the Prospectus and Statement of Additional Information

Dated July 27, 2007 of

Western Asset Municipal Money Market Fund

Effective December 1, 2007, the following text supplements, and supersedes any contrary information in, the currently effective prospectus and statement of additional information for the fund:

Investment Strategies—Investment Limitations

The fund may invest in excess of 20% of its assets in one or more of tender option bonds, partnership interests or swap-based securities.

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LEGG MASON PARTNERS MONEY MARKET TRUST

SUPPLEMENT DATED NOVEMBER 19, 2007

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED JULY 27, 2007 OF EACH OF

WESTERN ASSET CALIFORNIA MUNICIPAL MONEY MARKET FUND

WESTERN ASSET MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

WESTERN ASSET NEW YORK MUNICIPAL MONEY MARKET FUND

Effective December 1, 2007, the following text amends the currently effective statement of additional information for each fund as indicated below:

Investment Strategies—Unseasoned Issuers

The current investment disclosure is amended to remove the non-fundamental investment restriction limiting, to 5% of its assets, the fund’s investment in the securities of issuers which have been in operation for less than three years of continuous operation.

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